Basis of Presentation (Details) $ in Millions			3 Months Ended									12 Months Ended
		Feb. 17, 2016 shares	Dec. 31, 2015 USD ($) shares		Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) shares		Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 27, 2015 USD ($)
Partnership Ownership Disclosure [Abstract]
Ownership interest in Partnership by general partner												2.00%		2.00%
Parent's ownership interest in the general partner of the Partnership			100.00%									100.00%
Number of Partnership common units owned (in units) | shares			16,309,594									16,309,594
Ownership interest in Partnership by limited partner												8.80%
Revision of Previously Reported Preliminary Fair Values for Purchase Accounting [Abstract]
Property, plant and equipment, net			$ 9,702.7		$ 9,666.6	$ 9,609.3	$ 9,507.1	$ 4,824.6				$ 9,702.7		$ 4,824.6
Intangible assets, net			1,810.1		1,847.1	1,884.1	1,921.0	591.9				1,810.1		591.9	$ 653.4
Goodwill			417.0	[1]	707.0	707.0	707.0	0.0				417.0	[1]	0.0		$ 707.0
Noncontrolling interests			4,788.8		5,001.6	5,079.5	4,993.3	2,369.7				4,788.8		2,369.7
Depreciation and amortization expenses					166.7	164.9	119.6					677.1		351.0	271.9
Revision of Previously Reported Revenues and Product Purchases [Abstract]
Revenues			1,647.4		1,632.1	1,699.4	1,679.7	$ 2,032.9	$ 2,288.3	$ 2,000.6	$ 2,294.7	6,658.6		8,616.5	6,314.7
Product purchases															5,137.2
Commodity hedging contracts:
Change in fair value, pre-tax												112.7
Settlements reclassified to revenues, pre-tax												(86.3)
Other comprehensive income (loss), pre-tax												26.4		66.3	(20.7)
Commodity hedging contracts:
Change in fair value, related income tax												(4.2)
Settlements reclassified to revenues, related income tax												3.6
Other comprehensive income (loss), related income tax												(0.6)		(3.1)	1.1
Commodity hedging contracts:
Change in fair value, after tax												108.5
Settlements reclassified to revenues, after tax												(82.7)
Other comprehensive income (loss), after tax												25.8		$ 63.2	(19.6)
Noncontrolling Interest [Member]
Commodity hedging contracts:
Change in fair value, pre-tax												101.7
Settlements reclassified to revenues, pre-tax												(76.8)
Other comprehensive income (loss), pre-tax												24.9
Commodity hedging contracts:
Change in fair value, related income tax												0.0
Settlements reclassified to revenues, related income tax												0.0
Other comprehensive income (loss), related income tax												0.0
Commodity hedging contracts:
Change in fair value, after tax												101.7
Settlements reclassified to revenues, after tax												(76.8)
Other comprehensive income (loss), after tax												24.9
Subsequent Event [Member]
Partnership Ownership Disclosure [Abstract]
Conversion ratio in stock-for-unit transaction		0.62
Number of shares issued in exchange of common units for common shares to the third party (in shares) | shares		104,525,775
As Reported [Member]
Revision of Previously Reported Preliminary Fair Values for Purchase Accounting [Abstract]
Property, plant and equipment, net			9,702.7		9,750.2	9,684.3	9,832.9					9,702.7
Intangible assets, net			1,810.1		1,695.7	1,735.6	1,602.4					1,810.1
Goodwill			417.0		551.4	557.9	628.5					417.0
Noncontrolling interests			$ 4,788.8	[2]	4,898.1	4,976.1	5,080.3					4,788.8	[2]
Depreciation and amortization expenses					165.8	163.9	119.6
Revision of Previously Reported Revenues and Product Purchases [Abstract]
Revenues															6,556.0
Product purchases															5,378.5
Commodity hedging contracts:
Change in fair value, pre-tax												81.2
Settlements reclassified to revenues, pre-tax												(54.8)
Other comprehensive income (loss), pre-tax												26.4
Commodity hedging contracts:
Change in fair value, related income tax												(2.8)
Settlements reclassified to revenues, related income tax												2.2
Other comprehensive income (loss), related income tax												(0.6)
Commodity hedging contracts:
Change in fair value, after tax												78.4
Settlements reclassified to revenues, after tax												(52.6)
Other comprehensive income (loss), after tax												25.8
As Reported [Member] | Noncontrolling Interest [Member]
Commodity hedging contracts:
Change in fair value, pre-tax												73.8
Settlements reclassified to revenues, pre-tax												(48.9)
Other comprehensive income (loss), pre-tax												24.9
Commodity hedging contracts:
Change in fair value, related income tax												0.0
Settlements reclassified to revenues, related income tax												0.0
Other comprehensive income (loss), related income tax												0.0
Commodity hedging contracts:
Change in fair value, after tax												73.8
Settlements reclassified to revenues, after tax												(48.9)
Other comprehensive income (loss), after tax												24.9
Impact of Errors [Member]
Revision of Previously Reported Preliminary Fair Values for Purchase Accounting [Abstract]
Property, plant and equipment, net					(75.0)	(76.0)	(77.0)
Intangible assets, net					111.6	113.1	114.5
Goodwill					48.5	48.5	48.5
Noncontrolling interests					86.2	86.2	86.2
Depreciation and amortization expenses					0.5	0.5	0.2
Other Measurement Period Adjustments [Member]
Revision of Previously Reported Preliminary Fair Values for Purchase Accounting [Abstract]
Property, plant and equipment, net	[3]				(8.6)	1.0	(248.8)
Intangible assets, net	[3]				39.8	35.4	204.1
Goodwill	[3]				107.1	100.6	30.0
Noncontrolling interests	[3]				17.3	17.2	(173.2)
Depreciation and amortization expenses	[3]				$ 0.4	$ 0.5	$ (0.2)
Effect of Revisions [Member]
Revision of Previously Reported Revenues and Product Purchases [Abstract]
Revenues															(241.3)
Product purchases															$ (241.3)
Targa Resources Partners LP [Member]
Commodity hedging contracts:
Change in fair value, pre-tax												11.0
Settlements reclassified to revenues, pre-tax												(9.5)
Other comprehensive income (loss), pre-tax												1.5
Commodity hedging contracts:
Change in fair value, related income tax												(4.2)
Settlements reclassified to revenues, related income tax												3.6
Other comprehensive income (loss), related income tax												(0.6)
Commodity hedging contracts:
Change in fair value, after tax												6.8
Settlements reclassified to revenues, after tax												(5.9)
Other comprehensive income (loss), after tax												0.9
Targa Resources Partners LP [Member] | Subsequent Event [Member]
Partnership Ownership Disclosure [Abstract]
Number of shares exchanged in exchange of common units for common shares to the third party (in shares) | shares		168,590,008
Targa Resources Partners LP [Member] | As Reported [Member]
Commodity hedging contracts:
Change in fair value, pre-tax												7.4
Settlements reclassified to revenues, pre-tax												(5.9)
Other comprehensive income (loss), pre-tax												1.5
Commodity hedging contracts:
Change in fair value, related income tax												(2.8)
Settlements reclassified to revenues, related income tax												2.2
Other comprehensive income (loss), related income tax												(0.6)
Commodity hedging contracts:
Change in fair value, after tax												4.6
Settlements reclassified to revenues, after tax												(3.7)
Other comprehensive income (loss), after tax												$ 0.9

[1]	Total assets include goodwill. Goodwill has been attributed to the Partnership's Gathering and Processing segment.
[2]	The TRC/TRP Merger, which involves a change in TRC's ownership interests in its subsidiary TRP, has been accounted for as an equity transaction in accordance with ASC 810. As described in Note 2(b), the TRC/TRP Merger resulted in the recognition of a deferred tax liability totaling $952.0 million. This tax impact is presented as a decrease to additional paid-in capital consistent with the accounting for tax effects of transactions with noncontrolling interests:
[3]	Other Measurement Period Adjustments for goodwill include the impact of all balance sheet adjustments not presented in this table.